Retirement Benefit Plans - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Employer contribution percentage, defined contribution plans	6.00%
Defined contribution plans expense	$ 3,711.0	$ 2,809.5	$ 2,609.7
Employer contribution percentage, defined benefit plans	2.00%
Defined benefit plans contribution in the next year	$ 2,269.9
Weighted average duration of the defined benefit obligation	9 years
Future salary increase rate (2021)	3.00%	3.00%
Forecast [Member]
Disclosure of defined benefit plans [line items]
Future salary increase rate (2021)	20.00%
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Amount of increase in defined benefit obligation	$ 780.5	$ 694.7
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in salary rate	0.50%
Amount of increase in defined benefit obligation	$ 759.5	$ 836.0
Maximum [Member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in salary rate	0.50%
Minimum [Member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage after decrease in discount rate	0.00%